Expense Example - (AllianzIM U.S. Equity Buffer5 ETF) - AllianzIM U.S. Equity Buffer5 ETF	Sep. 30, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 65
Expense Example, with Redemption, 3 Years	$ 205